OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables
SCHEDULE OF OTHER PAYABLES
	December 31, 2022	December 31, 2021
Other Payables	588	40
Contingent Consideration	600	-
Total Other Payables	1,188	40